Stock-Based Compensation - Schedule of Share Available for Grant and Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Available for Grant
Balance, beginning of period(in shares)	1,741,000	1,741,000	3,014,000	208,000
Shares authorized (in shares)		10,504,000	3,196,000	8,661,000
Granted (in shares)				(5,996,000)
Granted (in shares)		0	(5,016,000)	(5,996,000)
Forfeited (in shares)		611,000	1,619,000	1,205,000
Balance, end of period (in shares)		8,007,000	1,741,000	3,014,000	208,000
Shares Subject to Options Outstanding
Balance, beginning of period(in shares)	17,571,000	17,571,000	15,628,000	12,209,000
Granted (in shares)		0	5,016,000	5,996,000
Granted (in shares)		0	5,016,000	5,996,000
Exercised (in shares)		(1,957,000)	(1,454,000)	(1,372,000)
Forfeited (in shares)		(611,000)	(1,619,000)	(1,205,000)
Balance, end of period (in shares)		15,003,000	17,571,000	15,628,000	12,209,000
Options vested and exercisable (in shares)		9,834,000	8,999,000	6,220,000
Weighted- Average Exercise Price
Balance , Beginning of period (in USD per share)	$ 1.80	$ 1.80	$ 1.20	$ 0.79
Granted (in USD per share)			3.62	1.88
Exercised (in USD per share)		9.42	1.19	0.78
Forfeited (in USD per share)		3.29	2.25	0.87
Balance , end of period (in USD per share)		1.84	1.80	1.20	$ 0.79
Options vested and exercisable (in USD per share)		$ 1.37	$ 0.97	$ 0.69
Weighted- Average Remaining Contractual Life (Years) and Aggregate Intrinsic Value
Weighted- Average Remaining Contractual Life (Years), Options outstanding		7 years	7 years 8 months 12 days	8 years 2 months 12 days	8 years 3 months 18 days
Weighted- Average Remaining Contractual Life (Years), Options vested and exercisable		6 years 4 months 24 days	6 years 8 months 12 days	7 years 1 month 6 days
Aggregate Intrinsic Value, Options outstanding		$ 234,025	$ 89,990	$ 10,559	$ 9,623
Aggregate Intrinsic Value, Options vested and exercisable		$ 158,029	$ 53,566	$ 7,388
Restricted Stock Awards
Shares Available for Grant
Granted (in shares)	(982,301)	(982,000)		(1,064,000)
Forfeited (in shares)			754,000
Restricted Stock Units (RSUs)
Shares Available for Grant
Granted (in shares)		(3,807,000)
Performance Shares
Shares Available for Grant
Granted (in shares)		(100,000)
Forfeited (in shares)		12,000
Performance-Based RSUs
Shares Available for Grant
Granted (in shares)			(1,830,000)
Forfeited (in shares)		28,000	4,000